Stock-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used to estimate fair value of stock options granted	The assumptions used to estimate the fair value of stock options granted during the nine months ended September 30, 2022 and 2021 are as follows:

	Nine months ended September 30,
	2022	2021
Expected dividend yield	—	—
Expected volatility	70.6%	56.3%
Expected term (years)	6.1	6.1
Risk-free interest rate	3.0%	0.9%

Stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2021	16,336,134	$0.81	8.55	$80,179
Granted	1,500,081	10.07
Exercised	(174,378)	0.81
Forfeited	(944,087)	0.81
Expired	(28,981)	0.81

Balance as of September 30, 2022	16,688,769	$1.64	6.96	$74,546

Exercisable as of September 30, 2022	12,128,516	$0.84	6.20	$59,344

Preferred stock warrants outstanding and exercisable
As of September 30, 2022, the following preferred stock warrants of
D-Wave
Systems were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	$1.92	29-Nov-26	1,299,055

Total, September 30, 2022	3,247,637	$1.92		1,299,055

Stock-based compensation expense
The following table summarizes the stock-based compensation expense classified in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three months ended September 30,
	2022	2021
Research and development	$329	$63
General and administrative	1,640	105
Sales and marketing	58	57

Total stock-based compensation	$2,027	$225

	Nine months ended September 30,
	2022	2021
Research and development	$539	$150
General and administrative	2,909	278
Sales and marketing	247	127

Total stock-based compensation	$3,695	$555

D-Wave Systems Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used to estimate fair value of stock options granted
The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2021 and 2020 are as follows:

	Years ended December 31,
	2021	2020
Expected dividend yield	0%	0%
Expected volatility	56%	45%
Expected term (years)	8.53	9.41
Risk-free interest rate	0.87%	0.43%

Stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2020	12,654,807	0.81	9.38	—
D-Wave options granted	4,369,866	0.82	—	—
D-Wave options exercised	(105,203)	0.81	—	—
D-Wave options forfeited	(171,204)	0.81	—	—
D-Wave options expired	(412,132)	0.81	—	—

Balance as of December 31, 2021	16,336,134	0.81	8.55	80,179

Options unvested as of December 31, 2021	6,943,273	0.81	8.53	77,423

Options exercisable as of December 31, 2021	9,392,861	0.81	8.20	46,116

Preferred stock warrants outstanding and exercisable
As of December 31, 2021, the following United States dollar common stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	617,972	$1.75	14-April-22	617,972

Total, December 31, 2021	617,972	$1.75		617,972

As of December 31, 2021, the following United States dollar preferred stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	$1.92	29-Nov-26	1,299,055

Total, December 31, 2021	3,247,637	$1.92		1,299,055

Stock-based compensation expense
The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years ended December 31,
	2021	2020
Research and development	$338	$1,513
General and administrative	1,164	1,346
Sales and marketing	237	130

Total stock-based compensation	$1,739	$2,989

D-Wave Systems Inc. [Member] | Common stock and preferred stock warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option activity
A continuity of the Company’s United States dollar common stock warrants issued and outstanding is as follows:

	Number of common stock warrants	Weighted average exercise price ($)	Number of preferred stock warrants	Weighted average exercise price ($)
Balance as of December 31, 2020	617,972	1.75	3,247,637	1.92

Granted during the period	—	—	—	—
Expired during the period	—	—	—	—
Exercised during the period	—	—	—	—

Balance as of December 31, 2021	617,972	1.75	3,247,637	1.92